Key Developments - Investment in the Northparkes E44 deposit (Details) - High Grade E44 Gold Open Pit at Northparkes $ in Millions	Feb. 10, 2026 USD ($) oz
Disclosure Of Key Developments [Line Items]
Capital commitments | $	$ 84.3
Period of minimum guaranteed stream deliveries	7 years
Minimum guaranteed ounces of gold stream receivable	45,052
Minimum guaranteed ounces of silver stream receivable	446,200
Percentage of payable gold	20.00%
Percentage of payable silver	30.00%
Percentage of spot silver price for each ounce of silver delivered as ongoing payments	10.00%